Earnings/(loss) per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net profit/(loss):
Net profit/(loss) for the period for basic earnings per share	£ 232,928	£ (781,240)	£ (59,946)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	(318,035)
In-kind interest on financial liabilities at fair value through profit and loss	12,205
Net loss for the period for diluted earnings per share	£ (72,902)	£ (781,240)	£ (59,946)
Weighted average ordinary shares:
Weighted average issued shares for basic earnings per share	88,659,393	20,315,572	19,125,061
Financial liabilities at fair value through profit and loss	38,519,089
Weighted average issued shares for diluted earnings per share	127,178,482	20,315,572	19,125,061
Basic earnings/(loss) per share	£ 2.63	£ (38.46)	£ (3.13)
Diluted loss per share	£ (0.57)	£ (38.46)	£ (3.13)